Annual Total Returns- JPMorgan Managed Income Fund (L Shares) [BarChart] - L Shares - JPMorgan Managed Income Fund - Class L	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	0.42%	0.72%	0.44%	0.40%	0.34%	1.11%	1.30%	2.06%	3.01%	1.32%